Summary of Significant Accounting Policies (Policies)	12 Months Ended
Feb. 29, 2024
Accounting Policies [Abstract]
Basis of presentation and consolidation

(a) Basis of presentation and consolidation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

(b) Principles of consolidation

The Company evaluates the need to consolidate the VIEs of which the Company is the primary beneficiary. In determining whether the Company is the primary beneficiary, the Company considers if the Company (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If deemed the primary beneficiary, the Company consolidates the VIE.

Determining whether the Company is the primary beneficiary in the VIE arrangements between the WFOE and the VIE requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and US GAAP. The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are in fact valid and legally enforceable and therefore are indeed substantive.

The Company has also considered conflicts of interest arisen from the contractual arrangements. Mr. Tian is the nominal shareholder of the VIEs, and Mr. Tian is also the controlling shareholder and the largest shareholder of the Company. The interests of Mr. Tian as the nominal shareholder of the VIEs may differ from the interests of the Company as a whole, since Mr. Tian is only one of the beneficial shareholders of the Company. The Company relies on Mr. Tian, as a director of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. The Company believes Mr. Tian will not act contrary to any of the contractual arrangements and the call option agreement provides the Company with a mechanism to remove Mr. Tian as a nominal shareholder of the VIEs should he act to the detriment of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Tian, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The VIE Arrangements

The Company consolidates Shanghai Four Seasons, Four Seasons Investment and their subsidiaries as variable interest entities and referred to them as "the VIEs" in the Company’s consolidated financial statements. PRC laws and regulations currently require foreign entity that invests in the education business in China to be an educational institution with certain qualifications and experience in providing high-quality education outside China. The Company is not an educational institution and does not provide education services. Therefore, the Company conduct the operation through the VIEs. In addition, the VIEs hold leases and other assets necessary to operate the Company’s schools and learning centers, employ teachers and generate substantially all of the Company’s total net revenue.

The Company, through its wholly owned subsidiary in China, Shanghai Fuxi has entered into the following contractual arrangement with the VIEs that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities and cash flows in the Company’s consolidated financial statements.

Agreements that provide the Company with effective control over the VIEs include:

Call Option Agreement Pursuant to the call option agreement among the WFOE, Shanghai Four Seasons, Four Seasons Investment and the shareholders of Shanghai Four Seasons and Four Seasons Investment (“VIE shareholders”), the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee an exclusive option to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIEs at nominal consideration which decided by the WFOE or the lowest consideration permitted by PRC laws and regulations under the circumstances where the WFOE or its designee is permitted under PRC laws and regulations to own all or part of the equity interests of VIEs. The WFOE has the sole discretion to decide when to exercise the option, and whether to exercise the option in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIEs’ assets or equity interests. The agreement can be terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIE shareholders.

Voting Rights Proxy Agreement & Irrevocable Power of Attorney The VIE shareholders executed voting rights proxy agreement, appointing the WFOE, or any person designated by the WFOE, as their attorney-in-fact to (i) call and attend shareholders meeting of VIEs and execute relevant shareholders resolutions; (ii) exercise on his behalf all his rights as a shareholder of VIEs, including those rights under PRC laws and regulations and the articles of association of VIEs, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIEs, (iv) assign the shareholding rights to VIEs, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation. The agreement will remain in effect unless the WFOE terminates the agreement by giving a written notice.

Spousal Consent Letter Pursuant to the spousal consent letter executed by the spouse of certain shareholders of VIEs, each of such spouse unconditionally and irrevocably agreed to the execution of exclusive service agreement, exclusive call option agreement, shareholder voting rights proxy agreement and irrevocable power of attorney and equity pledge agreement described above by the applicable shareholder. They further undertakes not to make any assertions in connection with the equity interests of the VIEs held by the applicable shareholder, and confirm that the shareholder can perform the relevant transaction documents described above and further amend or terminate such transaction documents without the authorization or consent from such spouse. The spouse of each applicable shareholder agrees and undertakes that if he/she obtains any equity interests of the VIEs held by the applicable shareholder for any reasons, he/she would be bound by the transaction documents described above and the amended and restated exclusive service agreement between WFOE and our VIEs. The valid term of spousal consent letter is same as the term of the exclusive call option agreement.

Equity Pledge Agreement The VIE shareholders agreed to pledge their equity interest in VIEs to the WFOE to secure the performance of the VIEs’ obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIE shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIEs, such interests belong to the WFOE. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIE shareholders.

Agreements that transfer economic benefits of VIEs to the Group include:

Exclusive Services Agreement Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIEs. In particular, such services include conducting market research and offering strategic business advice, providing information technology services, providing advices on mergers and acquisitions, providing human resources management services, providing intellectual property licensing services, providing support for teaching activities and providing other services that the parties may mutually agree from time to time. In exchange, the VIEs pay annual service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion based on the services provided and the operation conditions of VIEs. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIE shareholders.

The Voting Rights Proxy Agreement and Irrevocable Power of Attorney have conveyed all shareholder rights held by the VIE shareholders to the WFOE or any person designated by the WFOE, including the right to appoint executive directors of the VIEs to conduct day to day management of the VIEs’ businesses, and to approve significant transactions of the VIEs. In addition, the Call Option Agreement provides the WFOE with a substantive kick-out right of the VIE shareholders through an exclusive option to purchase all or any part of the shareholders' equity interest in the VIEs. The Equity Pledge Agreements further secure the obligations of the shareholders of the VIEs under the above agreements.

Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group's consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Services Agreement Agreement).

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•
revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;

•
discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;

•
limit the Group’s business expansion in China by way of entering into contractual arrangements;

•
impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;

•
require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or
•
restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As of
	February 28,	February 29,
	2023	2024
	RMB	RMB	USD
ASSETS
Total current assets	54,382	73,140	10,162
Total non-current assets	47,576	18,699	2,598
TOTAL ASSETS	101,958	91,839	12,760

LIABILITIES
Amount due to related parties	867	1,907	265
Accrued expenses and other current liabilities	56,009	59,219	8,227
Operating lease liabilities-current	2,067	976	136
Income tax payable	13,963	15,286	2,124
Deferred revenue	7,269	17,892	2,486
Total current liabilities	80,175	95,280	13,238
Deferred tax liabilities	575	—	—
Operating lease liabilities-non-current	859	992	138
Total non-current liabilities	1,434	992	138
TOTAL LIABILITIES	81,609	96,272	13,376

	For the Years Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
	RMB	RMB	RMB	USD
Total revenue	250,223	33,381	124,568	17,307
Operating (loss) income	(63,619)	(12,688)	2,936	408
Net (loss) income	(80,976)	(11,077)	440	61
Net cash (used in) provided by operating activities	(70,397)	(73,927)	19,891	2,764
Net cash (used in) provided by investing activities	(2,294)	4,841	(2,270)	(315)
Net cash provided by (used in) financing activities	21,349	44,640	(1,194)	(166)

The VIEs contributed 100%, 97.6% and 99.3% of the Group's consolidated revenue for the years ended February 28, 2022, 2023 and February 29, 2024, respectively. As of February 28, 2023 and February 29, 2024, the VIEs accounted for an aggregate of 17.0% and 13.6% respectively, of the audited consolidated total assets, and 91.5% and 65.0% respectively, of the consolidated total liabilities. Total assets not associated with the VIEs mainly consist of cash and cash equivalents, short-term investments and long-term investments under fair value.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of restricted net assets.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include assessment of useful lives of long-lived assets, realization of deferred tax assets, impairment assessment of investments, property and equipment, intangible assets and goodwill, valuation of share-based compensation, fair value assessment of investments, assumptions used to determine the fair value of the assets acquired through business combination and incremental borrowing rate for lease. Actual results may differ materially from those estimates.

Business combinations

(d) Business combinations

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. Alternatively, the excess of the (i) the fair value of the identifiable net assets of the acquire over (ii) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree is recorded as a gain on bargain purchase.

Fair value

(e) Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. The Group has investments measured at fair value on a recurring basis at the end of each reporting period and classified as level 2 fair value measurements (see Note 2(l)). Various inputs for the investment valuation, including time value, volatility factors, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures, substantially are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group's non-financial assets, which primarily consist of goodwill, intangible assets, property and equipment, and operating lease right-of-use assets, are not required to be measured at fair value on a recurring basis, and instead are reported at carrying value in its consolidated balance sheets. However, on a periodic basis or whenever events or changes in circumstances indicate that they may not be fully recoverable (and at least annually for goodwill), the respective carrying value of non-financial assets are assessed for impairment and, if ultimately considered impaired, are adjusted and written down to their fair value, as estimated based on consideration of external market participant assumptions. The fair values of these assets were determined based on Level 3 measurements, the related inputs of which included estimates of the amount and timing of the assets' net future discounted cash flows, based on historical experience and consideration of current trends, market conditions, and comparable sales, as applicable.

The following table presents the impairment charges recorded by the Group for assets measured at fair value on a non-recurring basis for the years ended February 28, 2022, 2023 and February 29, 2024:

	For the Years Ended
	February 28,		February 28,		February 29,
	2022		2023		2024
	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date		Total Impairment Loss
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Property and equipment, net (Note 5)	—	7,871	—	—	—	—	3,674	510
Intangible assets, net (Note 6)	—	2,255	—	—	—	—	—	—
Goodwill	—	42,307	—	—	—	—	—	—

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, other receivables, deposits and other assets, amount due from related parties, short-term investments (term deposits and wealth management products), amounts due to related parties, accrued expenses and other current liabilities, operating lease liabilities, income tax payable and deferred revenue are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group believes that its long-term borrowing from bank approximates the fair value based on current yields for debt instruments with similar terms.

Foreign currency translation

(f) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and affiliates incorporated outside the mainland China is the United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries and the VIEs and VIEs’ subsidiaries is RMB.

Monetary assets and liabilities denominated in currencies other than the RMB are remeasured into RMB at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the RMB during the year are converted into RMB at the applicable rates of exchange prevailing on the day transactions occurred. Exchange gains and losses are recognized in the consolidated statements of operations.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive (loss) income in the consolidated statements of comprehensive (loss) income.

Foreign currency risk

(g) Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB70,628 and RMB102,503 (US$14,241) as of February 28, 2023 and February 29, 2024, respectively.

Convenience translation

(h) Convenience translation

The Group’s business is primarily conducted in China and almost all of the revenue is denominated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, comprehensive (loss) income, shareholders’ equity and cash flows from RMB into US dollar as of and for the year ended February 29, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.1977, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on February 29, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on February 29, 2024, or at any other rate.

Cash and cash equivalents

(i) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank, time deposits with original maturities of three months or less when purchased and floating rate financial instruments which are unrestricted as to withdrawal or use. The carrying value of cash equivalents approximates market value. The Group’s cash and cash equivalents was RMB175,696 and RMB180,198 (US$ 25,035) as of February 28, 2023 and February 29, 2024, respectively. Balances are written off when determined to be uncollectible.

Allowance for credit losses

(j) Allowance for credit losses

The Group has developed a current expected credit loss ("CECL") model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Group considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. The balance of allowance for accounts receivable, other receivables, deposits and other assets and amount due from related parties was RMB7,038 and RMB4,755(US$661) as of February 28, 2023 and February 29, 2024, respectively. Balances are written off when determined to be uncollectible.

Restricted cash

(k) Restricted cash

The Group's restricted cash represents deposits restricted as to withdrawal or use under government regulations and guarantee deposit restricted for long-term borrowings. Restricted cash is classified as non-current based on when the deposits will be released in accordance with the terms of the respective agreements with the banks and governing authorities. The balance of restricted cash under government regulations was RMB1,362 and RMB576 (US$81) as of February 28, 2023 and February 29, 2024, respectively; and the balance of restricted cash as guarantee deposits for long-term borrowings was nil and RMB121,472 (US$16,876) as of February 28, 2023 and February 29, 2024, respectively.

Investments

(l) Investments

The Group's investments consist of term deposit with original maturities greater than three months, wealth management products, investments under fair value, equity-method investments and equity investments without readily determinable fair value.

Wealth management products were mainly deposits placed with financial institutions with original maturities greater than three months but less than one year. Wealth management products and term deposit with original maturities greater than three months but less than one year, or original maturities greater than one year but will maturity within one year are recorded as short-term investments in the consolidated balance sheets.

The investments under fair value pertain to structured products in fund-linked notes, interest rate-linked notes, floating rate notes, etc. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value in short-term investments under fair value and long-term investments under fair value in the consolidated balance sheets. Unrealized changes in the fair value of the investments, which are still held by the company as of year ends, are recorded as unrealized holding gain (loss) in investments in the consolidated statements of operations. Unrealized holding loss of RMB2,855 and RMB3,794, and gain of RMB3,910 (US$543) on fair value changes were recorded in the consolidated statements of operations for the years ended February 28, 2022, 2023 and February 29, 2024, respectively. Realized changes in the fair value of the investments, which are matured during the periods, are recorded as realized gain (loss) in investments. Realized gain of RMB1,749, RMB 1,867 and RMB3,207 (US$446) on fair value changes were recorded in the consolidated statements of operations for the years ended February 28, 2022, 2023 and February 29, 2024.

The Group accounts for investment in equity securities that are in-substance common stocks and over which the Group can exercise significant influence but holds no controlling interest under equity method of accounting. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of comprehensive (loss) income. Dividends received reduce the carrying amount of the investment. When the Group’s share of loss in an equity-method investee equals or exceeds its carrying value of the investment in that entity, the Group continues to report its share of equity method losses in the statements of comprehensive income to the extent and as an adjustment to the carrying amount of its other investments in the investee. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other-than- temporary. As a result of the impairment analysis, the Group did not record any impairment for the years ended February 28, 2023 and February 29, 2024, and the impairment loss for the year ended February 28, 2022 was RMB35,584.

For equity investments without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net income (loss) equal to the difference between the carrying value and fair value. As a result of the impairment analysis, the Group record nil, nil and RMB500 (US$69) impairment loss for the years ended February 28, 2022, 2023 and February 29, 2024.

Property and equipment, net

(m) Property and equipment, net

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Intangible assets, net

(n) Intangible assets, net

Acquired intangible assets other than goodwill consist of trade name, student base and customer relationship, school cooperation agreements, non-compete agreement and license which are carried at cost, less accumulated amortization and impairment. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years
License	3 years

Impairment of long-lived assets

(o) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require judgment and actual results may differ from assumed and estimated amounts. The Group recognized RMB7,871, nil and RMB3,674 (US$510) impairment loss of property and equipment during the years ended February 28, 2022, 2023 and February 29, 2024, respectively. The Group recognized RMB2,255, nil and nil impairment loss on intangible assets during the years ended February 28, 2022, 2023 and February 29, 2024, respectively.

Goodwill

(p) Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of businesses acquired. Several factors give rise to goodwill in our acquisitions, such as the expected benefit from synergies of the combinations and the existing workforce of the acquired businesses.

Goodwill is assessed annually for impairment (February 28 or 29 for the Group), or if indicator noted for goodwill impairment. The Group evaluates its goodwill for impairment at the reporting unit level, defined as an operating segment or one level below an operating segment in accordance with ASC Topic 350. All goodwill generated from acquisitions was allocated to the one reporting unit: Four Seasons Education reporting unit as of February 28, 2023 and February 29, 2024.

In the evaluation of goodwill for impairment, the Group may perform a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is not, no further analysis is required. If it is, the quantitative impairment test is performed.

The Group adopted ASU No. 2017-04, simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if the fair value of a reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of a reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. When determining the fair value of each reporting unit, the Group uses discounted cash flow model that includes a number of significant unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts including expected revenue growth, operating margins and estimated capital needs, (b) an estimated terminal value using a terminal year long-term future growth rate determined based on the growth prospects of the reporting units; and (c) a discount rate that reflects the weighted-average cost of capital adjusted for the relevant risk associated with each reporting unit’s operation and the uncertainty inherent in the Group’s internally developed forecast.

Based on the results of goodwill impairment tests, the Group recognized RMB42,307, nil and nil impairment loss on goodwill during the years ended February 28, 2022, 2023 and February 29, 2024, respectively.

Revenue recognition

(q) Revenue recognition

The Group derives its revenue from learning services, tourism services, and learning technology and content solutions.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

Disaggregation of Revenue

The following table represents disaggregation of Group's revenue from contracts with customers by service nature for the years ended. The Group's revenue is reported net of value added taxes and surcharges.

	For the Years Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
	RMB	RMB	RMB	USD

Learning services	235,627	18,516	65,842	9,148
Tourism services	1,843	3,502	51,880	7,208
Learning technology and content solutions	13,537	12,328	7,978	1,108
Less: Sales tax	784	130	255	36
Total	250,223	34,216	125,445	17,428

Learning services Historically, the Group offered expertly designed courses for students of different aptitude levels for each elementary school grade level as well as middle school, including tutoring services related to academic subjects to students from kindergarten through grade nine (the “K9 Academic AST Services”) and non-academic tutoring. To comply with the Opinion and the Regulations, the Group ceased offering the K9 Academic AST Services by the end of 2021 in mainland China. The Group continues to offer a broad range of expertly designed non-academic tutoring to enhance young learners’ scientific, cultural and aesthetic literacy. The Group’s non-academic tutoring include, among others, calligraphy, art, recitation, bridge, Go, and sudoku.

For learning services, each contract represents a series of distinct services, which is delivery of various courses. The services have substantially the same pattern of transfer to the students, as such, they are considered as a single performance obligation. The transaction price is stated in the contract and known at the time of contract inception. The tuition fees are generally collected in advance and are initially recorded as deferred revenue. There is no variable consideration in the contracts with customers, except that the Group offers certain refunds for the programs for elementary and middle school students. These refunds were offered for any unattended classes to students who decided to withdraw from a course, and for tuition fees received in advance for offline courses that were cancelled due to COVID-19 and were subjected to refund at the option of the customer. The Group estimates the refund liability based on historical refund rates on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which is recorded under accrued expenses and other current liabilities on the consolidated balance sheets, for tuitions collected that are expected to be refunded to the customers in the future. The Group estimated the refund liability of RMB408 and RMB454 (US$63) as of February 28, 2023 and February 29, 2024. Revenue from learning services is recognized proportionately as the courses are delivered.

Tourism Services The Group offers customized tourism services to travel agencies, corporate customers, and individuals, including but not limited to services like trip-related services and study camp operations, which can cater to different budgets and preferences. To deliver such service, the Group integrates the underlying resources such as transportation, accommodation and tour guide services from selected suppliers.

The Group enters into distinct service contract with customers for such services provided. The whole tourism service is determined as a single performance obligation with a fixed total consideration as the customers benefit from such a series of integrated travel resources, which are also not separately identifiable within the context of contracts. The Group is acted as principal and is primarily responsible for fulfilling the promise of the whole tourism service recognizes revenue on a gross basis. The Group recognizes revenue over the period of the tour because the customers simultaneously receive and consume the benefits provided by the Group as they complete the performance obligation.

Learning technology and content solutions Learning technology and content solutions mainly include course design and development services, digital learning system, student management platform and promotional assistance for educational institutions and K-12 schools, staff outsourcing services, etc.

The Group enters into distinct learning technology and content solutions contracts with its customers, i.e. course design and development services, digital learning system, student management platform and promotional assistance for educational institutions and K-12 schools, staff outsourcing services, etc. The learning technology and content solutions service is distinct and is identified as one performance obligation. The transaction price is stated in the contract and known at the time of contract inception. There is no variable considerations in the contracts with customers. Revenue from course design and development services, digital learning system, student management platform and promotional assistance for educational institutions and K-12 schools, and staff outsourcing services to customers is recognized proportionately as the services are delivered.

Contract balance

Contract assets primarily relate to the Group’s rights to consideration for the cooperation with other learning centers and K-12 school course delivery performed but not billed at the reporting date. The contract assets are transferred to the receivables when the rights become unconditional. Contract assets were nil as of February 28, 2023 and February 29, 2024, respectively. All accounts receivable and contract asset amounts are classified as current.

The Group classifies contract liabilities as deferred revenue. For the years ended February 28, 2022, 2023 and February 29, 2024, RMB75,242, RMB6,492 and RMB7,269 (US$1,010) of revenue are recognized from the beginning balance of contract liabilities as of March 1, 2021, 2022 and 2023. The contract liabilities were RMB7,269 and RMB18,023 (US$2,504) as of February 29, 2023 and February 29, 2024, respectively. The difference between the opening and closing balances of the Group's contract liabilities primarily results from the timing difference between the Group's satisfaction of performance obligation and the customer's payment.

Practical expedients and exemptions

The Group has applied the new revenue standard requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Group elects the portfolio approach in applying the new revenue guidance.

The Group has elected to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

The Group has elected to apply the invoice practical expedient to recognize revenue in the amount to which the Group has a right to invoice, given the Group has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Group's services completed to date.

Cost of revenue

(r) Cost of revenue

Cost of revenue consists of the following:

•
Tourism services related expense, which primarily consist of tour travel expense, accommodation expense and transportation expenditures,
•
Staff costs, which primarily consist of teaching salaries and other benefits for the teachers and related service providing staff,
•
Rental, utilities and maintenance costs for the learning centers,
•
Education expenses, which primarily consist of expenses related to educational activities, including teaching material expenses, student activity expenses and platform and service charges for online course, and
•
Amortization of leasehold improvement of learning centers.

Sales and marketing expenses

(s) Sales and marketing expenses

Sales and marketing expenses primarily consist of marketing and promotional expenses, salaries and benefits expenses related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team. Advertising expenses primarily consist of cost of funding payments for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended February 28, 2022, 2023 and February 29, 2024, the advertising expenses were RMB15,579, RMB2,708 and RMB4,417 (US$614), respectively.

Leases

(t) Leases

The Group adopted Topic 842 and elected the practical expedients under ASU 2016-02 which includes the use of hindsight in determining the lease term and the practical expedient package to not reassess whether any expired or existing contracts are or contain leases, to not reassess the classification of any expired or existing leases, and to not reassess initial direct costs for any existing leases.

The Group has lease contracts mainly for offices and learning centers in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate. As its leases do not provide an implicit borrowing rate, the Group uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at the commencement date. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options. The Group begins recognizing lease expense when the lessor makes the underlying asset available to the Group. Lease expense for fixed lease payments is recognized on a straight-line basis over the lease term. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. Noncash lease expense are used as the noncash add-back for the amortization of the right-of use assets to the operating section of the consolidated statements of cash flows. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

The Group evaluates the carrying value of right-of-use assets, including the operating lease obligation of the asset group if there are indicators of impairment and reviews the recoverability of the related asset group. If the carrying value of the asset group determined to not be recoverable and is in excess of the estimated fair value, the Group records an impairment loss in the consolidated statement of operations. Based on the impairment assessments of the right-of-use assets, there are no impairment loss of operating lease right-of-use assets during the years ended February 28, 2022, 2023 and February 29, 2024.

Government subsidies

(u) Government subsidies

The Group recognizes government subsidies as subsidy income when they are received because they are not subject to any past or future conditions, performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as subsidy income totaled RMB2,298, RMB1,412 and RMB728 (US$101) for the years ended February 28, 2022, 2023 and February 29, 2024, respectively.

Income taxes

(v) Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant taxing authorities. Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as non-current.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Employee benefits

(w) Employee benefits

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities.

The Group has no other material obligation for payment of pension benefits associated with those schemes beyond the annual contributions described above.

Share-based compensation

(x) Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense adjusted for forfeiture effect on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.
Non-controlling interests

(y) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income (loss) are attributed to controlling and non-controlling interests.

Comprehensive income (loss)

(z) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive (loss) income included net loss and foreign currency translation adjustments.

Earnings (loss) per share

(aa) Earnings (loss) per share

Basic earnings (loss) per share are computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings (loss) per share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares and is calculated by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the vest of nonvested shares or exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings (loss) per share calculation when inclusion of such shares would be anti-dilutive.

Treasury shares

(ab) Treasury shares

Treasury shares represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. Treasury shares is accounted for under the cost method. Under this method, repurchase of ordinary shares was recorded as treasury shares at historical purchase price. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Recent accounting pronouncements

(ac) Recent accounting pronouncements not yet adopted

In October 2023, the FASB issued Accounting Standards Update No. 2023-06, (“ASU 2023-06”), Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate— Real Estate Investment Trusts—Overall. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Group is in the process of evaluating the effect of the adoption of this ASU.

In November 2023, the FASB issued Accounting Standards Update No. 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), intended to improve segment disclosures requirements, primarily through enhanced disclosures about significant segment expenses. The amendments require the public entity disclose significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported, measure of segment profit or loss, an amount for other segment items by reportable segment and a description of its composition. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The amendments are required to be applied retrospectively to all prior periods presented in an entity’s financial statements. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for public entities for the annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.